FINANCIAL INSTRUMENTS - Classification and Measurement (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	$ 6,946	$ 8,549
Fair value of financial assets	6,946	8,549
Carrying value of financial liabilities	53,276	60,623
Fair value of financial liabilities	53,465	60,553
Debt obligations | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial liabilities	46,314	51,499
Fair value of financial liabilities	46,503	51,429
Capital securities | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial liabilities	1,325	2,621
Fair value of financial liabilities	1,325	2,621
Capital securities - fund subsidiaries | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial liabilities	81	208
Fair value of financial liabilities	81	208
Derivatives | Other non-current liabilities | FVTOCI/FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial liabilities	108	115
Fair value of financial liabilities	108	115
Derivatives | Accounts payable and other liabilities | FVTOCI/FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial liabilities	104	356
Fair value of financial liabilities	104	356
Loan payable | Other non-current liabilities | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial liabilities	6	16
Fair value of financial liabilities	6	16
Accounts payable and other | Other non-current liabilities | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial liabilities	297	601
Fair value of financial liabilities	297	601
Accounts payable and other | Accounts payable and other liabilities | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial liabilities	2,629	2,442
Fair value of financial liabilities	2,629	2,442
Loans and notes payable | Accounts payable and other liabilities | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial liabilities	2,412	2,765
Fair value of financial liabilities	2,412	2,765
Held for sale | Debt obligations | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial liabilities	84	816
Held for sale | Accounts payable and other liabilities | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial liabilities	221	82
Loans and notes receivable | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	536	924
Fair value of financial assets	536	924
Other non-current assets | Amortized cost | Accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	90	9
Fair value of financial assets	90	9
Other non-current assets | Amortized cost | Other marketable securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	29	28
Fair value of financial assets	29	28
Other non-current assets | Amortized cost | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	182	378
Fair value of financial assets	182	378
Other non-current assets | FVTPL | Securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	2,815	3,416
Fair value of financial assets	2,815	3,416
Other non-current assets | FVTOCI/FVTPL | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	68	100
Fair value of financial assets	68	100
Other non-current assets | FVTOCI | Securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	230	27
Fair value of financial assets	230	27
Current assets | Amortized cost | Accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	735	788
Fair value of financial assets	735	788
Current assets | Amortized cost | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	287	350
Fair value of financial assets	287	350
Current assets | Amortized cost | Held for sale | Accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	103	58
Current assets | FVTOCI/FVTPL | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	63	265
Fair value of financial assets	63	265
Current assets | FVTOCI | Securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	15	11
Fair value of financial assets	15	11
Cash and cash equivalents | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	1,896	2,253
Fair value of financial assets	1,896	2,253
Cash and cash equivalents | Amortized cost | Held for sale
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	$ 37	$ 45